Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Deposits [Line Items]
Deposit	$ 461,015	$ 439,706
Purchased notes, net	2,689	2,465
Notes issued	240,149	225,622
Payable on fixed date [member]
Disclosure Of Deposits [Line Items]
Deposit	232,569
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line Items]
Deposit	190	0
Cibc capital trust [member]
Disclosure Of Deposits [Line Items]
Notes issued	1,600	1,625
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposit	155,500	145,600
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line Items]
Deposit	$ 24,300	$ 19,900